Option Awards (Tables)	12 Months Ended
Dec. 31, 2012
Time Based Option Awards Activity

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

Time Based Option Awards Outstanding

The following table represents the time based option awards outstanding cumulatively life-to-date for the years ended December 31, 2012, 2011, and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 - $18.87	$16.56 - $18.87	$16.56 - $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

Schedule of Estimating Grant Date Fair Value for Options Awarded

The Company has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

Schedule of Stock Option Granted Roll Forward

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Time Based Option Awards Activity

The following table represents the time based option awards activity for the years ended December 31, 2012, 2011, and 2010.

	2012	2011	2010
Outstanding at January 1	1,417,246	1,320,050	—
Granted	701,560	97,196	1,320,050
Exercised	—	—	—
Cancelled/Forfeited	(161,973)	—	—

Outstanding at December 31	1,956,833	1,417,246	1,320,050

Options exercisable at end of period	—	—	—
Weighted average fair value of options granted	$2.20	$1.87	$1.80

Time Based Option Awards Outstanding

The following table represents the time based option awards outstanding cumulative life-to-date for the years ended December 31, 2012, 2011 and 2010 as well as other Plan data:

	2012	2011	2010
Range of exercise prices	$16.56 – $18.87	$16.56 – $18.87	$16.56 – $17.96
Outstanding	1,956,833	1,417,246	1,320,050
Remaining contractual life (years)	8.30	8.71	9.72
Weighted average exercise price	$17.43	$16.75	$16.60

Schedule of Estimating Grant Date Fair Value for Options Awarded

The Partnership has used the Black-Scholes option pricing model to estimate the grant date fair value of the options. The following table includes the assumptions that were made in estimating the grant date fair value for options awarded in 2012, 2011, and 2010.

	2012 Grants	2011 Grants	2010 Grants
Weighted average dividend yield	7.54%	8.13%	10.28%
Weighted average risk-free interest rate	1.31%	2.02%	2.10%
Weighted average expected life	7 years	7 years	7 years
Weighted average estimated volatility	38.24%	38.10%	38.00%
Weighted average exercise price	$18.78	$18.80	$16.60
Weighted average fair value of options granted (per option)	$2.88	$2.78	$1.80

Schedule of Stock Option Granted Roll Forward

At December 31, 2012, the total compensation cost related to outstanding, non-vested time based equity option awards that are expected to be recognized as compensation cost in the future aggregates to approximately $1.7 million.

For the year ended December 31,	Options
2013	$971,210
2014	490,052
2015	188,783
2016	33,662

Total	$1,683,707